Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000170851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 20,289	$ 20,289	$ 20,289	$ 15,444	$ 16,678	$ 15,520	$ 11,745	$ 13,895	$ 12,619	$ 12,605	$ 11,202	$ 10,475	$ 10,000
Average Annual Return, Percent	31.37%	7.86%	7.33%
C000026747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares — including sales load
Account Value	$ 18,632	$ 18,632	$ 18,632	14,245	15,402	14,476	11,055	13,226	12,131	12,242	10,987	10,368	10,000
Average Annual Return, Percent	28.89%	6.74%	6.42%
C000026747 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares — excluding sales load
Average Annual Return, Percent	29.89%	6.74%	6.42%
C000026748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,261	$ 20,261	$ 20,261	15,450	16,688	15,533	11,757	13,912	12,637	12,625	11,222	10,487	10,000
Average Annual Return, Percent	31.13%	7.81%	7.32%
C000026746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Account Value	$ 18,696	$ 18,696	$ 18,696	14,293	15,455	14,414	10,938	12,967	11,823	11,841	10,545	9,877	9,450
Average Annual Return, Percent	23.56%	6.38%	6.46%
C000026746 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	30.80%	7.59%	7.05%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950.4802	$ 33,950.4802	$ 33,950.4802	$ 24,598.75448	$ 22,333.50706	$ 26,155.03491	$ 18,301.24182	$ 16,681.39648	$ 14,591.05687	$ 13,592.51789	$ 10,994.30609	$ 10,519.954	$ 10,000
Average Annual Return, Percent	38.02%	15.26%	13.00%